Revenues - Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended										6 Months Ended				12 Months Ended
	Jul. 31, 2020		Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019 [1]	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jul. 31, 2020		Jul. 31, 2019		Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2019
Disaggregation of Revenue [Line Items]
Contract with customer, liability, revenue recognized											$ 43,100				$ 36,700
Remaining performance obligation amount	$ 455,700		$ 431,500								455,700				431,500
Capitalized contract cost, Amortization											2,430		$ 1,532		3,243	$ 0	$ 0
Research and development expense	15,292	[1]	10,132	$ 9,534	$ 8,272	$ 7,366	$ 6,871	$ 5,823	$ 4,941	$ 4,595	26,257	[1]	15,638	[1]	35,304	22,230	16,559
Sales and marketing expense	15,626	[1]	13,370	$ 12,602	$ 10,453	$ 8,015	9,692	$ 7,844	$ 7,909	$ 5,833	27,852	[1]	$ 18,468	[1]	44,440	31,278	$ 20,954
Costs capitalized to obtain revenue contracts, noncurrent, net	$ 7,817		$ 7,000				$ 0				$ 7,817				$ 7,000	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-02-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation percentage			59.00%												59.00%
Remaining performance obligation, expected timing of satisfaction			24 months												24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-08-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation percentage	66.00%										66.00%
Remaining performance obligation, expected timing of satisfaction	24 months										24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-02-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation percentage			34.00%												34.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-08-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation percentage	30.00%										30.00%
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-02-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation, expected timing of satisfaction			25 months												25 months
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-08-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation, expected timing of satisfaction	25 months										25 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-02-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation, expected timing of satisfaction			48 months												48 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-08-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation, expected timing of satisfaction	48 months										48 months
Costs Capitalized to Obtain Revenue Contracts
Disaggregation of Revenue [Line Items]
Capitalized contract cost, Amortization															$ 10
Research and development expense															20
Sales and marketing expense															3,200
Capitalized contract acquisition costs			$ 10,600												10,600			$ 8,200
Costs capitalized to obtain revenue contracts, noncurrent, net			$ 7,000												$ 7,000

[1]	Includes stock-based compensation expense as follows